Goodwill - Annual Impairment Test of Five CGU's (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	$ 166,393
Net carrying amount	166,493	$ 166,393
Cash Generating Units
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	166,393	146,088
Additional recognition, goodwill		13,917
Increase (decrease) through transfers, intangible assets and goodwill		0
Increase (decrease) through net exchange differences, goodwill	100	6,388
Net carrying amount	166,493	166,393	$ 146,088
Cash Generating Units | Intelligent Document Processing
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	14,393	0
Additional recognition, goodwill		13,696
Increase (decrease) through net exchange differences, goodwill	16	697
Net carrying amount	14,409	14,393	0
Cash Generating Units | CANADA
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	78,405	77,135
Additional recognition, goodwill			1,270
Increase (decrease) through transfers, intangible assets and goodwill		0
Increase (decrease) through net exchange differences, goodwill	0	0
Net carrying amount	78,405	78,405	77,135
Cash Generating Units | FRANCE
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	136	128
Additional recognition, goodwill		0
Increase (decrease) through transfers, intangible assets and goodwill		0
Increase (decrease) through net exchange differences, goodwill	(1)	8
Net carrying amount	135	136	128
Cash Generating Units | US | Enterprise Performance Management [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	9,592	8,852
Additional recognition, goodwill		0
Increase (decrease) through transfers, intangible assets and goodwill		0
Increase (decrease) through net exchange differences, goodwill	11	740
Net carrying amount	9,603	9,592	8,852
Cash Generating Units | US | Enterprise Resource Planning [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	63,867	29,005
Additional recognition, goodwill		0
Increase (decrease) through transfers, intangible assets and goodwill		29,919
Increase (decrease) through net exchange differences, goodwill	74	4,943
Net carrying amount	$ 63,941	63,867	29,005
Goodwill, Incremental Decrease In Adjusted EBITDA Margin	231.00%
Goodwill, Incremental decrease in Adjusted EBITDA multiple	2.40%
Cash Generating Units | Not Allocated
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	$ 0	30,968
Additional recognition, goodwill		(1,049)
Increase (decrease) through transfers, intangible assets and goodwill		(29,919)
Increase (decrease) through net exchange differences, goodwill	0	0
Net carrying amount	$ 0	$ 0	$ 30,968